Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF Life Separate Accounts VLI-1 and VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 2

dated February 25, 2009 to the

Intelligent Life VUL Prospectus

dated May 1, 2008 and the

Intelligent Life Survivorship VUL Prospectus

dated September 29, 2008

Intelligent Variable Annuity Prospectus

dated May 1, 2008

This supplement amends certain disclosure in the above-referenced prospectuses for the policies with the same names. All other provisions of your policy remain as stated in your policy and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Janus Aspen Series

Mid Cap Value Portfolio

Institutional Shares

Wherever it appears in the prospectus, the name of the “Janus Aspen Mid Cap Value Portfolio” has been changed to “Janus Aspen Perkins Mid Cap Value Portfolio.” The name of this portfolio’s Investment Manager has been changed from “Perkins, Wolf, McDonnell and Company, LLC” to “Perkins Investment Management LLC.” For more information about these changes and about the portfolio generally, refer to the recent Supplement to the Janus Aspen Series Mid Cap Value Portfolio prospectus.

A11820 (02/09)